Note 2 - New Accounting Pronouncements	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Accounting Standards Update and Change in Accounting Principle [Text Block]

NOTE 2 - NEW ACCOUNTING PRONOUNCEMENTS

In June 2016, the Financial Accounting Standards Board (FASB) issued ASU 2016-13, Financial Instruments Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. The ASU requires an organization to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. Financial institutions and other organizations will now use forward-looking information to better inform their credit loss estimates. Many of the loss estimation techniques applied today will still be permitted, although the inputs to those techniques will change to reflect the full amount of expected credit losses. Organizations will continue to use judgment to determine which loss estimation method is appropriate for their circumstances. Additionally, the ASU amends the accounting for credit losses on available-for-sale debt securities and purchased financial assets with credit deterioration. Management has developed four different models for calculating the allowance for loan losses under the requirements of ASU 2016-13 and has been running them parallel to the Bank’s existing methodology.  Management has not yet determined the expected impact the adoption of ASU 2016-13 will have on the consolidated financial statements.  For public companies, this update was to be effective for interim and annual periods beginning after December 15, 2019. On July 17, 2019, the FASB voted to issue a proposal for public comment that would potentially result in a postponement of the required implementation date for ASU 2016-13.  On October 16, 2019, the FASB extended the implementation deadline until the fiscal year and interim periods beginning after December 15, 2022.

In December, 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740), which simplifies the accounting for income taxes by removing certain exceptions to the general principles in Topic 740.  The amendments also improve consistent application of and simplify GAAP for the areas of Topic 740 by clarifying and amending existing guidance.  This guidance is effective for fiscal years, and interim periods within those fiscal years beginning after December 15, 2020.  Early adoption of the amendments is permitted, including adoption in any interim period for which financial statements have not yet been issued.  Depending on the amendment, adoption may be applied on the retrospective, modified retrospective, or prospective basis.  Adoption of this guidance did not have a material impact on its consolidated financial statements.

In January, 2020, the FASB issued ASU 2020-01, Investments - Equity Securities (Topic 321), Investments - Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815), Clarifying the Interactions between Topic 321, Topic 323, and Topic 815.  The amendments clarify that an entity should consider observable transactions that require it to either apply or discontinue the equity method of accounting for the purposes of applying the measurement alternative in accordance with Topic 321 immediately before applying or upon discontinuing the equity method.  The amendments clarify that for the purpose of applying paragraph 815-10-15-141(a) an entity should not consider whether, upon the settlement of the forward contract or exercise of the purchased option, individually or with existing investments, the underlying securities would be accounted for under the equity method in Topic 323 or the fair value option in accordance with the financial instruments guidance in Topic 825. An entity also would evaluate the remaining characteristics in paragraph 815-10-15-141 to determine the accounting for those forward contracts and purchased options.  The amendments in this Update are effective for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years.  Early adoption is permitted, including early adoption in an interim period for which financial statements have not yet been issued.  This update did not have a significant impact on the Corporation's consolidated financial statements.

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848), which provides optional guidance for a limited period of time to ease the potential burden in accounting for reference rate reform on financial reporting.  The amendments in this Update provide optional expedients and exceptions for applying generally accepted accounting principles (GAAP) to contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform.  The amendments are effective for all entities as of March 12, 2020 through December 31, 2022.  The Corporation does not expect this guidance to have a material impact on its consolidated financial statements.

In January 2021, the FASB issued ASU 2021-01, Reference Rate Reform (Topic 848):  Scope, which is in response to stakeholder concerns related to reference rate reform.  The amendments in this Update are elective and apply to all entities that have derivative instruments that use an interest rate for managing, discounting, or contract price alignment that is modified as a result of reference rate reform.  The amendments in this Update are effective immediately for all entities.  The Corporation is currently reviewing the amendments in this Update, but does not expect this guidance to have a material impact on its consolidated financial statements.